Financial instruments (Details 2) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	₨ 1,500		$ 2,500
Written put options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	0	₨ 0
Purchased call options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	₨ 0	₨ 0